Payments, Details - GAS TRANSPORTER OF THE SOUTH INC. [Member] - 12 months ended Dec. 31, 2023 - ARS ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 18,566,379,000	Taxes	ARGENTINA	National Government [Member]	Administración Federal de Ingresos Públicos [Member]	Natural gas [Member]		Well
#: 2
	6,975,542,000	Taxes	ARGENTINA	National Government [Member]	Administración Nacional de Aduanas [Member]	Natural gas [Member]	Liquids [Member]	Well
#: 3
	1,414,880,000	Taxes	ARGENTINA	Province of Buenos Aires [Member]	Agencia de Recaudación de la Provincia de Buenos Aires [Member]	Natural gas [Member]	Liquids [Member]	Well
#: 4
	1,050,339,000	Taxes	ARGENTINA	Province of Buenos Aires [Member]	Agencia de Recaudación de la Provincia de Buenos Aires [Member]	Natural gas [Member]	Midstream [Member]	Well
#: 5
	269,659,000	Taxes	ARGENTINA	City of Buenos Aires [Member]	Administración Gubernamental de Ingresos Públicos [Member]	Natural gas [Member]	Liquids [Member]	Well
#: 6
	233,473,000	Taxes	ARGENTINA	City of Buenos Aires [Member]	Administración Gubernamental de Ingresos Públicos [Member]	Natural gas [Member]	Midstream [Member]	Well
#: 7
	483,674,000	Taxes	ARGENTINA	Province of Neuquén [Member]	Dirección Provincial de rentas [Member]	Natural gas [Member]	Liquids [Member]	Well
#: 8
	371,827,000	Taxes	ARGENTINA	Province of Neuquén [Member]	Dirección Provincial de rentas [Member]	Natural gas [Member]	Midstream [Member]	Well
#: 9
	$ 1,846,115,000	Taxes	ARGENTINA	Province of Buenos Aires [Member]	Municipalidad de Bahía Blanca [Member]	Natural gas [Member]	Liquids [Member]	Well